ASSETS AND LIABILITIES IN FOREIGN CURRENCY	12 Months Ended
Dec. 31, 2025
ASSETS AND LIABILITIES IN FOREIGN CURRENCY
ASSETS AND LIABILITIES IN FOREIGN CURRENCY

28.    ASSETS AND LIABILITIES IN FOREIGN CURRENCY

	At	At 12/31/2025 (per currency)				At
Items	12/31/2025	Dollar	Euro	Real	Others	12/31/2024
ASSETS
Cash and Due from Banks	872,331,983	850,170,067	13,846,413	45,319	8,270,184	589,354,547
Debt securities at fair value through profit or loss	66,376,090	66,376,090	—	—	—	28,651,162
Derivatives	—	—	—	—	—	173,162
Other financial assets	36,784,605	36,784,605	—	—	—	8,642,779
Loans and other financing	804,594,773	802,829,531	1,765,242	—	—	487,277,884
Other debt securities	63,243,148	63,243,148	—	—	—	134,111,166
Financial assets in guarantee	142,199,254	142,199,254	—	—	—	6,385,160
Other non-financial assets	340,232	340,232	—	—	—	1,107,337
TOTAL ASSETS	1,985,870,085	1,961,942,927	15,611,655	45,319	8,270,184	1,255,703,197

LIABILITIES
Deposits	1,714,331,780	1,700,713,029	13,618,751	—	—	1,119,867,567
Non-financial public sector	13,172,700	13,170,212	2,488	—	—	12,049,670
Financial sector	4,805	4,805	—	—	—	410
Non-financial private sector and foreign residents	1,701,154,275	1,687,538,012	13,616,263	—	—	1,107,817,487
Other financial liabilities	56,722,106	53,242,505	3,337,594	212	141,795	48,084,770
Financing received from the Argentine Central Bank and other financial entities	371,944,377	370,337,703	1,606,674	—	—	23,043,361
Unsubordinated negotiable obligations	81,786,381	81,786,381	—	—	—	40,820,459
Other non-financial liabilities	948,191	944,187	3,986	—	18	856,664
TOTAL LIABILITIES	2,225,732,835	2,207,023,805	18,567,005	212	141,813	1,232,672,821

NET POSITION	(239,862,750)	(245,080,878)	(2,955,350)	45,107	8,128,371	23,030,376